LONG-TERM DEBT - Amounts Outstanding and Principal Repayments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Aug. 15, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Outstanding	$ 48,172	$ 53,118
Current portion of long-term debt	(2,955)	(2,938)
Unamortized debt discount and issue costs	(252)	(312)
Fair value adjustments	11	108
Noncurrent portion of long-term debt	44,976	49,976
Fair value adjustments of interest rate hedge		11
Derivative Liabilities	(716)	(521)
Repayments of Long-term Debt [Abstract]
2025	2,955
2026	2,810
2027	3,158
2028	6,083
2029	1,333
Fair Value Hedges
Debt Instrument [Line Items]
Derivative Liabilities	(139)	(47)
Columbia Pipeline Group, Inc
Debt Instrument [Line Items]
Fair value adjustments of interest rate hedge	109	119
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding	30,126	36,815
NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding	551	647
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Debt Instrument [Line Items]
Outstanding	1,973	2,621
Medium Term Notes | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding	$ 13,141	$ 15,466
Interest rate	4.70%	4.60%	4.70%		4.60%
Senior Unsecured Notes | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding	$ 16,985	$ 21,349	$ 11,792		$ 16,167
Interest rate	5.50%	5.00%	5.50%		5.00%
Senior Unsecured Notes | COLUMBIA PIPELINES OPERATING COMPANY LLC
Debt Instrument [Line Items]
Outstanding	$ 9,362	$ 8,055	$ 6,500		$ 6,100
Interest rate	6.00%	6.10%	6.00%		6.10%
Senior Unsecured Notes | COLUMBIA PIPELINES HOLDING COMPANY LLC
Debt Instrument [Line Items]
Outstanding	$ 2,737	$ 1,320	$ 1,900		$ 1,000
Interest rate	5.90%	6.20%	5.90%		6.20%
Senior Unsecured Notes | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Outstanding	$ 1,509	$ 1,548	$ 1,047		$ 1,172
Interest rate	3.70%	4.10%	3.70%		4.10%
Senior Unsecured Notes | TC PIPELINES, LP
Debt Instrument [Line Items]
Outstanding	$ 1,224	$ 1,122	$ 850		$ 850
Interest rate	4.20%	4.20%	4.20%		4.20%
Senior Unsecured Notes | GAS TRANSMISSION NORTHWEST LLC
Debt Instrument [Line Items]
Outstanding	$ 540	$ 495	$ 375		$ 375
Interest rate	4.40%	4.40%	4.40%		4.40%
Senior Unsecured Notes | Portland Natural Gas Transmission System
Debt Instrument [Line Items]
Outstanding	$ 0	$ 330	$ 0	$ 250	$ 250
Interest rate	0.00%	2.80%	0.00%		2.80%
Senior Unsecured Notes | GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Debt Instrument [Line Items]
Outstanding	$ 150	$ 165	$ 104		$ 125
Interest rate	7.60%	7.60%	7.60%		7.60%
Debentures and Notes | NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding	$ 0	$ 100
Interest rate	0.00%	9.90%	0.00%		9.90%
Medium-Term Notes, Maturity between 2025 and 2030 | NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding	$ 504	$ 504
Interest rate	7.40%	7.40%	7.40%		7.40%
Medium-Term Notes, Maturity Date of 2026 | NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding	$ 47	$ 43	$ 33		$ 33
Interest rate	7.50%	7.50%	7.50%		7.50%
Senior Unsecured Term Loan | TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Debt Instrument [Line Items]
Outstanding	$ 1,973	$ 2,377	$ 1,370		$ 1,800
Interest rate	7.20%	7.70%	7.20%		7.70%
Unsecured Revolving Credit Facility | TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Debt Instrument [Line Items]
Outstanding	$ 0	$ 244	$ 0		$ 185
Interest rate	0.00%	7.70%	0.00%		7.70%